Property, Plant And Equipment (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		R$ 46,812,381	R$ 46,318,147
Additions	[1]	10,108,587	11,075,032
Revaluation increase (decrease), property, plant and equipment	[2]	(239,653)	(141,532)
Net transfers	[3]	(1,298)	(35,058)
Subletting		(4,873)	(65,290)
Depreciation, property, plant and equipment		(10,994,217)	(10,339,983)
Assets held for sale – Property, plant and equipment		(8,761)
Balance at end of the period		47,357,040	46,812,381
Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		185,180,626
Balance at end of the period		195,098,914	185,180,626
Accumulated depreciation and amortisation
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		(138,368,245)
Balance at end of the period		(147,741,874)	(138,368,245)
Liabilities for the acquisition of a company - Vita IT
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment			1,065
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil")
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment		1,679,502
Samauma
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment		217
Telefonica Cibersegurana e Tecnologia Do Brasil
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment		5,155
Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		22,770,806	23,266,868
Additions	[1]	140,156	162,171
Revaluation increase (decrease), property, plant and equipment	[2]	(2,810)	(10,653)
Net transfers	[3]	3,235,811	3,266,774
Depreciation, property, plant and equipment		(4,437,238)	(3,914,354)
Balance at end of the period		21,709,525	22,770,806
Switching and transmission equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		91,758,158
Balance at end of the period		94,868,938	91,758,158
Switching and transmission equipment | Accumulated depreciation and amortisation
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		(68,987,352)
Balance at end of the period		(73,159,413)	(68,987,352)
Switching and transmission equipment | Telefonica Cibersegurana e Tecnologia Do Brasil
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment		2,800
Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		15,990,041	14,929,179
Additions	[1]	3,636,211	4,707,950
Revaluation increase (decrease), property, plant and equipment	[2]	(217,861)	(111,421)
Net transfers	[3]	547,154	358,091
Subletting		(4,873)	(65,290)
Depreciation, property, plant and equipment		(4,105,108)	(3,829,001)
Assets held for sale – Property, plant and equipment		(7,399)
Balance at end of the period		17,402,210	15,990,041
Infrastructure | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		47,318,029
Balance at end of the period		52,291,576	47,318,029
Infrastructure | Accumulated depreciation and amortisation
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		(31,327,988)
Balance at end of the period		(34,889,366)	(31,327,988)
Infrastructure | Liabilities for the acquisition of a company - Vita IT
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment			533
Infrastructure | FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil")
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment		1,563,540
Infrastructure | Telefonica Cibersegurana e Tecnologia Do Brasil
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment		505
Lending equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		5,510,213	5,401,694
Additions	[1]	90,341	85,285
Revaluation increase (decrease), property, plant and equipment	[2]	(17)	(469)
Net transfers	[3]	1,961,984	2,185,708
Depreciation, property, plant and equipment		(2,206,428)	(2,162,005)
Balance at end of the period		5,356,093	5,510,213
Lending equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		31,701,975
Balance at end of the period		32,937,369	31,701,975
Lending equipment | Accumulated depreciation and amortisation
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		(26,191,762)
Balance at end of the period		(27,581,276)	(26,191,762)
Terminal equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		212,486	421,385
Additions	[1]	590	32
Revaluation increase (decrease), property, plant and equipment	[2]		(536)
Net transfers	[3]	17,612	36,752
Depreciation, property, plant and equipment		(113,084)	(245,147)
Balance at end of the period		117,604	212,486
Terminal equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		6,582,403
Balance at end of the period		6,585,887	6,582,403
Terminal equipment | Accumulated depreciation and amortisation
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		(6,369,917)
Balance at end of the period		(6,468,283)	(6,369,917)
Land
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		239,265	249,536
Revaluation increase (decrease), property, plant and equipment	[2]	(643)	(10,271)
Assets held for sale – Property, plant and equipment		(1,362)
Balance at end of the period		238,078	239,265
Land | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		239,265
Balance at end of the period		238,078	239,265
Land | Accumulated depreciation and amortisation
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		0
Balance at end of the period		0	0
Land | FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil")
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment		818
Other property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		453,959	512,930
Additions	[1]	171,553	117,026
Revaluation increase (decrease), property, plant and equipment	[2]	(6,750)
Net transfers	[3]	(53,752)	12,947
Depreciation, property, plant and equipment		(132,359)	(189,476)
Balance at end of the period		434,919	453,959
Other property, plant and equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		5,945,185
Balance at end of the period		6,078,455	5,945,185
Other property, plant and equipment | Accumulated depreciation and amortisation
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		(5,491,226)
Balance at end of the period		(5,643,536)	(5,491,226)
Other property, plant and equipment | Liabilities for the acquisition of a company - Vita IT
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment			532
Other property, plant and equipment | FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil")
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment		1,061
Other property, plant and equipment | Telefonica Cibersegurana e Tecnologia Do Brasil
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment		990
Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		1,635,611	1,536,555
Additions	[1]	6,069,736	6,002,568
Revaluation increase (decrease), property, plant and equipment	[2]	(11,572)	(8,182)
Net transfers	[3]	(5,710,107)	(5,895,330)
Balance at end of the period		2,098,611	1,635,611
Construction in progress | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		1,635,611
Balance at end of the period		2,098,611	1,635,611
Construction in progress | Accumulated depreciation and amortisation
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		0
Balance at end of the period		0	R$ 0
Construction in progress | FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil")
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment		114,083
Construction in progress | Telefonica Cibersegurana e Tecnologia Do Brasil
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment		R$ 860

[1]	Additions from property and equipment mainly refers to: (i) in 2025 Investments were primarily directed towards expanding the 5G mobile network and strengthening FTTH to support the growth of connected customers. These investments demonstrate the Company's commitment to the quality of services provided, ensuring robust and consistent commercial performance throughout the year, in both B2C and B2B; .(ii) in 2024: Investments were primarily directed towards accelerating the 5G mobile network, as well as strengthening transmission backhaul, backbone and network, and FTTH customers. These were some of the initiatives that boosted our commercial growth this year, reinforcing our commitment to the quality of our services and ensuring healthy and consistent growth.
[2]	In infrastructure, includes the amounts of R$213,077 and R$74,258 in 2025 and 2024, respectively, referring to the cancellation of lease agreements.
[3]	Total balances refer to transfers between classes of fixed and intangible assets (Note 14.c.).